Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2020
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates and joint ventures

Note 12    Interests in associates and joint ventures

The table below shows the value of the main interests in associates and joint ventures:

(in millions of euros)
Company	Main activity	Main co-shareholders	2020	2020	2019	2018
Entities jointly controlled
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (33)%	40%	70	83	81
Other				10	5	2
Entities under significant influence
Odyssey Music Group (Deezer)	Streaming platform	AI European Holdings SARL (45)%	11%	5	7	13
IRISnet	Telecommunications operator in Belgium	MRBC (53)%	15%	5	5	4
Other				8	3	4
TOTAL				98	103	104

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2020	2019	2018
Interests in associates - in the opening balance	103	104	77
Dividends	(4)	(2)	(3)
Share of profits (losses)	(2)	8	3
Impairment	(0)	(0)	—
Change in components of other comprehensive income	—	—	—
Changes in the scope of consolidation	0	2	(1)
Translation adjustment	(12)	(4)	5
Reclassifications and other items	13	(5)	23
Interests in associates - in the closing balance	98	103	104

The unrecognized contractual commitments entered into by the Group relating to the interests in associates and joint ventures are described in Note 15.

The operations performed between the Group and the interests in associates and joint ventures are reflected as follow in Orange’s consolidated financial statements:

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Assets
Non-current financial assets	9	—	(0)
Trade receivables	39	37	31
Current financial assets	5	2	(1)
Other current assets	—	1	—
Liabilities
Current financial liabilities	0	—	7
Trade payables	5	10	9
Other current liabilities	0	0	0
Customer contract liabilities	3	0	0
Income statement
Revenue	14	10	13
External purchases and other operating expenses	(29)	(10)	(66)
Other operating income	8	7	8
Finance costs, net	0	1	—

Accounting policies

The carrying amount accounted for under the equity method corresponds to the initial acquisition cost increased by the share of profit or loss in the period. If an associate incurs losses and the carrying amount of the investment is reduced to zero, the Group ceases to recognize the additional share of losses since it has no commitment beyond its investment.

An impairment test is performed at least annually and when there is objective evidence of impairment, for instance a decrease in the quoted price when the investee is listed, significant financial difficulty of the entity, observable data indicating that there is a measurable decrease in the estimated future cash flows, or information about significant changes having an adverse effect on the entity.

An impairment loss is recorded when the recoverable amount is lower than the carrying amount, the recoverable amount being the higher of the value in use and the fair value less costs to sell. The unit of account is the whole investment. Any impairment is recognized as “Share of profits (losses) of associates and joint ventures”. Impairment losses shall be reversed once the recoverable amount exceeds the carrying amount.